REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue by major category and reportable segment is set forth below:

	Year ended December 31, 2024
	Residential customers	Business customers & Wholesale	Infrastructure & Support functions	Total
	CHF in millions
Fixed	1,001.8	483.0	—	1,484.8
Subscription	987.8	293.4	—	1,281.2
Non-subscription and hardware	14.0	189.6	—	203.6
Mobile	1,041.1	343.9	—	1,385.0
Subscription	833.5	266.2	—	1,099.7
Non-subscription and hardware	207.6	77.7	—	285.3
Other	130.2	3.4	14.6	148.2
Total	2,173.1	830.3	14.6	3,018.0

	Year ended December 31, 2023
	Residential customers	Business customers & Wholesale	Infrastructure & Support functions	Total
	CHF in millions
Fixed	1,061.7	437.4	—	1,499.1
Subscription	1,043.1	273.4	—	1,316.5
Non-subscription and hardware	18.6	164.0	—	182.6
Mobile	1,052.3	336.2	—	1,388.5
Subscription	852.9	254.7	—	1,107.6
Non-subscription and hardware	199.4	81.5	—	280.9
Other	133.2	2.9	11.5	147.6
Total	2,247.2	776.5	11.5	3,035.2

	Year ended December 31, 2022
	Residential customers	Business customers & Wholesale	Infrastructure & Support functions	Total
	CHF in millions
Fixed	1,088.3	430.6	0.7	1,519.6
Subscription	1,079.6	270.0	0.7	1,350.3
Non-subscription and hardware	8.7	160.6	—	169.3
Mobile	1,053.5	320.8	—	1,374.3
Subscription	854.8	240.6	—	1,095.4
Non-subscription and hardware	198.7	80.2	—	278.9
Other	133.7	0.9	6.7	141.3
Total	2,275.5	752.3	7.4	3,035.2

Subscription revenue

Sunrise recognizes service revenue from mobile and fixed services over the contractual period. Installation or activation fees related to the services provided are deferred as contract liabilities and recognized over the contractual period. Revenue from the sale of prepaid services is deferred and recognized at the time of use. Discounts that can be allocated to service revenues are evenly distributed over the minimum contract binding period.
Mobile subscriptions have no contract term beyond a 60 days notice period, whereas residential services require a minimum contract duration of 12 months. For contracts combined with a promotion, the typical minimum contract term is 24 months. For B2B service contracts, the contract term is typically between one to five years.

Non-subscription and hardware

Non-subscription revenues include mainly revenue from hardware sales, which are recognized at point-in-time upon delivery. Revenue from carrier and roaming services offered to medium and large enterprises and fixed-line and mobile services on a wholesale basis to other operators are recognized over the contractual period.
Other

Revenue from sales of build-to-suit network sites is recognized at point-in-time when the sites are available for use and legal ownership is transferred. Net collectible fees earned from early termination of contracts are recognized when collected. Other revenue further includes revenue from subleases and is recognized over time.

Contract assets

Contract assets primarily relate to Sunrise’s rights to consideration for hardware sold within a bundle arrangement but not yet billed.
The following table provides information about contract assets and contract liabilities from contracts with customers.

	December 31
	2024	2023	2022
	CHF in millions
Contract assets	27.8	31.7	22.5

The following table includes revenue from contracts with an original duration of more than one year which is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the reporting date.

	Year ended December 31
	2025	2026	2027
	CHF in millions
Telecommunications services (mobile and fixed)	56.9	15.0	7.1

Sunrise makes use of the practical expedients in IFRS 15, according to which unsatisfied performance obligations under contracts with an expected original term of no more than one year and revenues recognized in accordance with the billed amounts are exempt from the disclosure requirement.

Contract liabilities

Contract liabilities primarily relate to deferred revenue including broadband cable services and subscription fees, as well as activation fees for which revenue is recognized over the term of the service contract.

	December 31
	2024	2023	2022
	CHF in millions
Contract liabilities to residential customers	46.0	43.1	55.3
Contract liabilities to business customers	28.0	36.3	19.2
Contract liabilities to other telecommunications services	0.8	0.4	0.5
Total	74.8	79.8	75.0
Thereof current portion of contract liabilities	71.3	66.7	69.9
Thereof non-current portion of contract liabilities	3.5	13.1	5.1

Contract costs

According to IFRS 15, commission fees directly attributable to a contract are capitalized and recognized as expenses over the estimated contract duration. This means that capitalized commission fees are amortized when the related revenues are recognized. The capitalized costs are amortized in other operating expenses or personnel expenses, depending on whether the costs are paid to external retailers or own employees.

	2024	2023
	CHF in millions
Balance as of January 1	69.3	62.5
Additional capitalised contract cost	88.1	71.6
Amortized contract cost	(77.0)	(64.8)
Balance as of December 31	80.4	69.3